Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBP-58-1533433-004 [BSSP] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Asset
Investment at Fair Value	$ 2,645,412	$ 2,478,101
Notes receivable from participants	45,737	50,676
Total Assets	2,691,149	2,528,777
EBP, Liability [Abstract]
Administrative expenses payable	1,261	1,312
EBP, Liability for Investment Purchase	391	0
Total Liabilities	1,652	1,312
Net Assets Available for Benefits	2,689,497	2,527,465
EBP, Pooled Separate Account
Asset
EBP, Investment, Plan Interest in Master Trust, Fair Value	514,207	519,438
Other Investments
Asset
Investment at Fair Value	$ 2,131,205	$ 1,958,663